Commitments and Contingencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Loss Contingencies [Line Items]
Environmental Exit Costs, Assets Previously Disposed, Liability for Remediation	$ 13,000,000
Current Fiscal Year End Date	--12-31	--12-31
Accrual for Environmental Loss Contingencies	$ 3	$ 3
Estimated Litigation Liability			$ 5,000,000	$ 4,000,000
Waterford, NY site [Domain]
Loss Contingencies [Line Items]
Accrual for Environmental Loss Contingencies	$ 8,000,000
Accrual for Environmental Loss Contingencies, Discount Rate	3.00%
Accrual for Environmental Loss Contingencies, Payment Period	50 years
Site Contingency, Accrual, Undiscounted Amount	$ 17,000,000
Accrual for Environmental Loss Contingencies, Undiscounted, Due in Next Five Years	$ 2,000,000